Debt and Equity Securities - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities, Available-for-sale [Line Items]
Debt securities, held-to-maturity, sold, amount	$ 4,843
Debt securities, held-to-maturity, sold, realized loss	79
Non-cash transfers from held-to-maturity to available-for-sale securities	22,800	$ 0	$ 0
Collateralized mortgage obligations	11,564	17,361
Collateralized mortgage obligations, fair value	11,295	17,133
Securities pledged to secure public deposits	260,562	213,154
Market value of securities pledged to secure public deposits	251,549	209,575
Securities adjust prior to maturity	32,864	53,248
Market value of securities that have rates that adjust prior to maturity	32,217	53,040
Tennessee
Debt Securities, Available-for-sale [Line Items]
Securities in obligations of political subdivisions	14,154	23,670
Market value of securities in obligations of political subdivisions	13,724	23,404
Texas
Debt Securities, Available-for-sale [Line Items]
Securities in obligations of political subdivisions	10,793	9,464
Market value of securities in obligations of political subdivisions	$ 10,219	$ 9,121